Restricted cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Roll Forward]
Opening balance	$ 69.4	$ 63.4
Transfers to/(from) restricted cash	$ (69.4)	6.0
Total restricted cash		$ 69.4